Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000084903
Shareholder Report [Line Items]
Fund Name	Biondo Focus Fund
Class Name	Investor Class
Trading Symbol	BFONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Biondo Focus Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://thebiondogroup.com/biondo-fund/. You can also request this information by contacting us at 1-800-672-9152.
Additional Information Phone Number	1-800-672-9152
Additional Information Website	https://thebiondogroup.com/biondo-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Biondo Focus Fund	S&P 500® Index	Dow Jones Industrial Average®
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$7,068	$10,399	$10,450
Jun-2017	$10,310	$12,260	$12,762
Jun-2018	$12,963	$14,023	$14,843
Jun-2019	$14,069	$15,483	$16,653
Jun-2020	$15,401	$16,645	$16,563
Jun-2021	$21,701	$23,436	$22,583
Jun-2022	$12,713	$20,948	$20,539
Jun-2023	$17,344	$25,053	$23,460
Jun-2024	$22,559	$31,204	$27,219
Jun-2025	$25,388	$35,936	$31,226

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Biondo Focus Fund	0.65%	12.54%	10.51%	9.76%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%
Dow Jones Industrial Average®	4.55%	14.72%	13.52%	12.06%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,260,867
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 176,574
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,260,867
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$176,574
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%
Rights	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.8%
Communications	4.5%
Consumer Discretionary	4.5%
Health Care	25.0%
Technology	64.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	15.4%
Intuitive Surgical, Inc.	14.3%
Mastercard, Inc., Class A	13.7%
Apple, Inc.	6.0%
ASML Holding N.V.	4.7%
ServiceNow, Inc.	4.5%
Amazon.com, Inc.	4.5%
Alphabet, Inc., Class A	4.5%
Fair Isaac Corporation	4.4%
IDEXX Laboratories, Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.